Significant Risks - Schedule of Total Purchase from the Vendor Accounted (Details) - Supplier Concentration Risk [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 8,857,082	$ 12,847,092
Percentage of total purchase	53.00%	78.00%
Total Purchases [Member] | Vendor A [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 4,126,222
Percentage of total purchase	25.00%
Total Purchases [Member] | Vendor B [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 3,017,416
Percentage of total purchase	18.00%
Total Purchases [Member] | Vendor C [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 1,713,444
Percentage of total purchase	10.00%
Total Purchases [Member] | Vendor D [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase		$ 10,529,156	$ 9,320,383
Percentage of total purchase		64.00%	65.00%
Total Purchases [Member] | Vendor E [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase		$ 2,317,936
Percentage of total purchase		14.00%
Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable		$ 277,500
Percentage of Accounts payable
Accounts Payable [Member] | Vendor A [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Percentage of Accounts payable
Accounts Payable [Member] | Vendor B [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Percentage of Accounts payable
Accounts Payable [Member] | Vendor C [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Percentage of Accounts payable
Accounts Payable [Member] | Vendor D [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable		$ 277,500	$ 243,796
Percentage of Accounts payable		100.00%	100.00%
Accounts Payable [Member] | Vendor E [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Percentage of Accounts payable